Description of the Plan (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Participant compensation matched, minimum service period	60 days
Pretax, maximum annual compensation to total compensation, percentage	50.00%
Maximum annual compensation to total compensation, percentage	5.00%
Employer contribution, fixed rate contribution, percentage	3.00%
Contribution amount	$ 1,111,000	$ 881,000
Minimum borrowing, amount	1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
General loan, borrowing term	5 years
Involuntary cash-out limit	$ 5,000
Employer Matching Contribution
EBP, Description of Plan [Line Items]
Participant compensation matched, minimum service period	12 months
2% of the participants’ eligible compensation
EBP, Description of Plan [Line Items]
Employer contribution	$ 1.25
Participant contribution	$ 1
Participant compensation matched, percentage	2.00%
Over 2% of the participants’ eligible compensation
EBP, Description of Plan [Line Items]
Employer contribution	$ 0.5
Participant contribution	$ 1
Participant compensation matched, percentage	2.00%